Average Annual Total Returns	Prospectus #1 Eaton Vance Total Return Bond Fund Bloomberg U.S. Universal Index One Year	Prospectus #1 Eaton Vance Total Return Bond Fund Bloomberg U.S. Universal Index Five Years	Prospectus #1 Eaton Vance Total Return Bond Fund Bloomberg U.S. Universal Index Ten Years	Prospectus #1 Eaton Vance Total Return Bond Fund Bloomberg U.S. Aggregate Bond Index One Year	Prospectus #1 Eaton Vance Total Return Bond Fund Bloomberg U.S. Aggregate Bond Index Five Years	Prospectus #1 Eaton Vance Total Return Bond Fund Bloomberg U.S. Aggregate Bond Index Ten Years	Prospectus #1 Eaton Vance Total Return Bond Fund Class A One Year	Prospectus #1 Eaton Vance Total Return Bond Fund Class A Five Years	Prospectus #1 Eaton Vance Total Return Bond Fund Class A Ten Years	Prospectus #1 Eaton Vance Total Return Bond Fund Class A After Taxes on Distributions One Year	Prospectus #1 Eaton Vance Total Return Bond Fund Class A After Taxes on Distributions Five Years	Prospectus #1 Eaton Vance Total Return Bond Fund Class A After Taxes on Distributions Ten Years	Prospectus #1 Eaton Vance Total Return Bond Fund Class A After Taxes on Distributions and Sales One Year	Prospectus #1 Eaton Vance Total Return Bond Fund Class A After Taxes on Distributions and Sales Five Years	Prospectus #1 Eaton Vance Total Return Bond Fund Class A After Taxes on Distributions and Sales Ten Years	Prospectus #1 Eaton Vance Total Return Bond Fund Class C One Year	Prospectus #1 Eaton Vance Total Return Bond Fund Class C Five Years	Prospectus #1 Eaton Vance Total Return Bond Fund Class C Ten Years	Prospectus #1 Eaton Vance Total Return Bond Fund Class I One Year	Prospectus #1 Eaton Vance Total Return Bond Fund Class I Five Years	Prospectus #1 Eaton Vance Total Return Bond Fund Class I Ten Years	Prospectus #1 Eaton Vance Total Return Bond Fund Class R6 One Year	Prospectus #1 Eaton Vance Total Return Bond Fund Class R6 Five Years	Prospectus #1 Eaton Vance Total Return Bond Fund Class R6 Ten Years	Prospectus #1 Eaton Vance Total Return Bond Fund Class R6 Inception Date	Prospectus #2 Eaton Vance AMT-Free Municipal Income Fund Bloomberg Municipal Bond Index One Year	Prospectus #2 Eaton Vance AMT-Free Municipal Income Fund Bloomberg Municipal Bond Index Five Years	Prospectus #2 Eaton Vance AMT-Free Municipal Income Fund Bloomberg Municipal Bond Index Ten Years	Prospectus #2 Eaton Vance AMT-Free Municipal Income Fund Class A One Year	Prospectus #2 Eaton Vance AMT-Free Municipal Income Fund Class A Five Years	Prospectus #2 Eaton Vance AMT-Free Municipal Income Fund Class A Ten Years	Prospectus #2 Eaton Vance AMT-Free Municipal Income Fund Class A After Taxes on Distributions One Year	Prospectus #2 Eaton Vance AMT-Free Municipal Income Fund Class A After Taxes on Distributions Five Years	Prospectus #2 Eaton Vance AMT-Free Municipal Income Fund Class A After Taxes on Distributions Ten Years	Prospectus #2 Eaton Vance AMT-Free Municipal Income Fund Class A After Taxes on Distributions and Sales One Year	Prospectus #2 Eaton Vance AMT-Free Municipal Income Fund Class A After Taxes on Distributions and Sales Five Years	Prospectus #2 Eaton Vance AMT-Free Municipal Income Fund Class A After Taxes on Distributions and Sales Ten Years	Prospectus #2 Eaton Vance AMT-Free Municipal Income Fund Class C One Year	Prospectus #2 Eaton Vance AMT-Free Municipal Income Fund Class C Five Years	Prospectus #2 Eaton Vance AMT-Free Municipal Income Fund Class C Ten Years	Prospectus #2 Eaton Vance AMT-Free Municipal Income Fund Class I One Year	Prospectus #2 Eaton Vance AMT-Free Municipal Income Fund Class I Five Years	Prospectus #2 Eaton Vance AMT-Free Municipal Income Fund Class I Ten Years
Total	2.04%	0.06%	1.73%	1.25%	(0.33%)	1.35%	0.77%	0.27%	2.21%	(1.36%)	(1.39%)	0.57%	0.44%	(0.47%)	1.00%	2.31%	0.17%	1.95%	4.33%	1.19%	2.80%	4.39%	1.19%	2.80%	Jun. 30, 2023	1.05%	0.99%	2.25%	(2.07%)	(0.21%)	1.61%	(2.07%)	(0.21%)	1.61%	0.19%	0.55%	2.01%	(0.49%)	(0.29%)	1.32%	1.48%	0.69%	2.19%